Subsequent Event (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	May 23, 2016	Sep. 06, 2013	Sep. 05, 2013
Common Stock, Shares Authorized		4,000,000,000		4,000,000,000	4,000,000,000	4,000,000,000	375,030,000	900,000
Debt Instrument, Converted Amount		$ 109,144	$ 454,077	$ 602,374	$ 499,686
Debt Instrument, Interest Accrued, Converted Amount		$ 9,584
Common Stock, shares issued					14,690
Debt Conversion #89
Date of Issuance	Apr. 01, 2016	Apr. 01, 2016
Debt Instrument, Converted Amount	$ 2,158	$ 2,197
Debt Instrument, Interest Accrued, Converted Amount	$ 39
Common Stock, shares issued	9,766,311	9,766,311
Common Stock, price per share		$ 0.000225
Convertible Prom Note #30
Date of Agreement	Jun. 09, 2016
Convertible Note	$ 84,250
Interest Rate	8.00%
Due Date	Jun. 08, 2017
Convertible Prom Note #31
Date of Agreement	Jun. 09, 2016
Convertible Note	$ 84,250
Interest Rate	8.00%
Due Date	Jun. 08, 2017
Convertible Prom Note #32
Date of Agreement	Jun. 25, 2016
Convertible Note	$ 56,000
Interest Rate	8.00%
Due Date	Jun. 23, 2017
Convertible Prom Note #33
Date of Agreement	Jun. 25, 2016
Convertible Note	$ 56,000
Interest Rate	8.00%
Due Date	Jun. 23, 2017
Convertible Prom Note #34
Date of Agreement	May 25, 2016
Convertible Note	$ 30,000
Interest Rate	8.00%
Due Date	May 25, 2017
Debt Conversion #90
Date of Issuance	Apr. 04, 2016
Debt Instrument, Converted Amount	$ 4,847
Common Stock, shares issued	17,250,000
Debt Conversion #91
Date of Issuance	Apr. 07, 2016
Debt Instrument, Converted Amount	$ 1,699
Debt Instrument, Interest Accrued, Converted Amount	$ 51
Common Stock, shares issued	9,722,222
Debt Conversion #92
Date of Issuance	Apr. 14, 2016
Debt Instrument, Converted Amount	$ 4,158
Common Stock, shares issued	19,250,000
Debt Conversion #93
Date of Issuance	Apr. 15, 2016
Debt Instrument, Converted Amount	$ 1,259
Debt Instrument, Interest Accrued, Converted Amount	$ 59
Common Stock, shares issued	9,766,222
Debt Conversion #94
Date of Issuance	May 31, 2016
Debt Instrument, Converted Amount	$ 828
Common Stock, shares issued	4,600,055
Debt Conversion #95
Date of Issuance	Jun. 03, 2016
Debt Instrument, Converted Amount	$ 4,401
Common Stock, shares issued	29,340,333
Debt Conversion #96
Date of Issuance	Jun. 07, 2016
Debt Instrument, Converted Amount	$ 9,120
Common Stock, shares issued	30,000,000
Debt Conversion #97
Date of Issuance	Jun. 14, 2016
Debt Instrument, Converted Amount	$ 5,847
Common Stock, shares issued	29,235,900
Debt Conversion #98
Date of Issuance	Jun. 17, 2016
Debt Instrument, Converted Amount	$ 5,691
Common Stock, shares issued	28,456,150